SCHEDULE OF FAIR VALUE PERFORMANCE SHARE UNITS (Details) - $ / shares		12 Months Ended
	Nov. 07, 2025	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Dividend yield		0.00%
Recapitalized fair value per option at grant date		$ 60.5	$ 2.098	$ 3.685
Performance share units [member]
IfrsStatementLineItems [Line Items]
Spot price	$ 17.11
Dividend yield	0.00%
Expected Volatility	35.88%
Risk Free Rate	3.58%
Recapitalized fair value per option at grant date	$ 25.35